FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		SFr 30	SFr 46
Transfers in, assets		0	0
Transfers out, assets		0	(15)
Purchases, assets		0	58
Sales, assets		(26)	(80)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	0
Balance at end of period, assets	SFr 4	4	9
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		8,980	8,796
Transfers in, assets		705	743
Transfers out, assets		(1,697)	(695)
Purchases, assets		8,831	24,222
Sales, assets		(9,435)	(25,127)
Issuances, assets		556	786
Settlements, assets		(838)	(826)
Gain (loss) on transfers in/out included in trading revenues, assets		(75)	(37)
Gain (loss) on all other activity included in trading revenues, assets		721	(137)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(96)	27
Balance at end of period, assets	7,652	7,652	7,748
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,242	2,334
Transfers in, assets		484	514
Transfers out, assets		(874)	(429)
Purchases, assets		1,597	1,656
Sales, assets		(1,777)	(1,568)
Issuances, assets		0	0
Settlements, assets		0	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		16	(10)
Gain (loss) on all other activity included in trading revenues, assets		50	(22)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(27)	0
Balance at end of period, assets	1,711	1,711	2,314
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,260	1,412
Transfers in, assets		384	305
Transfers out, assets		(568)	(279)
Purchases, assets		1,055	1,181
Sales, assets		(1,234)	(1,289)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		16	(9)
Gain (loss) on all other activity included in trading revenues, assets		6	(97)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(18)	13
Balance at end of period, assets	901	901	1,233
Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		232
Transfers in, assets		0
Transfers out, assets		(43)
Purchases, assets		68
Sales, assets		(56)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		3
Gain (loss) on all other activity included in trading revenues, assets		3
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(1)
Balance at end of period, assets	206	206
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		432	360
Transfers in, assets		52	161
Transfers out, assets		(216)	(124)
Purchases, assets		421	442
Sales, assets		(379)	(174)
Issuances, assets		0	0
Settlements, assets		0	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets		41	79
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	11
Balance at end of period, assets	345	345	597
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			18
Transfers in, assets			20
Transfers out, assets			(1)
Purchases, assets			3
Sales, assets			(13)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(5)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			0
Balance at end of period, assets			22
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			126
Transfers in, assets			14
Transfers out, assets			(13)
Purchases, assets			16
Sales, assets			(36)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			2
Balance at end of period, assets			108
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		132	163
Transfers in, assets		39	40
Transfers out, assets		(37)	(22)
Purchases, assets		57	39
Sales, assets		(38)	(81)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(3)
Gain (loss) on all other activity included in trading revenues, assets		4	45
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(2)	2
Balance at end of period, assets	155	155	182
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,298	3,289
Transfers in, assets		140	167
Transfers out, assets		(417)	(182)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		556	786
Settlements, assets		(818)	(651)
Gain (loss) on transfers in/out included in trading revenues, assets		(88)	(26)
Gain (loss) on all other activity included in trading revenues, assets		405	(267)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(42)	0
Balance at end of period, assets	3,034	3,034	3,116
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		507	801
Transfers in, assets		23	11
Transfers out, assets		(9)	(22)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		52	61
Settlements, assets		(42)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets		2	0
Gain (loss) on all other activity included in trading revenues, assets		(6)	(92)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(15)	(7)
Balance at end of period, assets	512	512	707
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,054	833
Transfers in, assets		48	108
Transfers out, assets		(333)	(115)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		199	242
Settlements, assets		(259)	(234)
Gain (loss) on transfers in/out included in trading revenues, assets		(84)	(17)
Gain (loss) on all other activity included in trading revenues, assets		133	(56)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(6)	(14)
Balance at end of period, assets	752	752	747
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		673	634
Transfers in, assets		58	45
Transfers out, assets		(65)	(44)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		150	310
Settlements, assets		(360)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(6)
Gain (loss) on all other activity included in trading revenues, assets		211	(77)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(7)	13
Balance at end of period, assets	653	653	745
Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		258
Transfers in, assets		11
Transfers out, assets		(10)
Purchases, assets		0
Sales, assets		0
Issuances, assets		8
Settlements, assets		(9)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(30)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(3)
Balance at end of period, assets	225	225
Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		806
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		147
Settlements, assets		(148)
Gain (loss) on transfers in/out included in trading revenues, assets		1
Gain (loss) on all other activity included in trading revenues, assets		97
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(11)
Balance at end of period, assets	892	892
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,308	3,010
Transfers in, assets		42	22
Transfers out, assets		(369)	(62)
Purchases, assets		7,177	22,527
Sales, assets		(7,620)	(23,478)
Issuances, assets		0	0
Settlements, assets		(20)	(18)
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	2
Gain (loss) on all other activity included in trading revenues, assets		262	107
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(25)	25
Balance at end of period, assets	2,752	2,752	2,136
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,309	1,601
Transfers in, assets		48	0
Transfers out, assets		(5)	(110)
Purchases, assets		33	136
Sales, assets		(110)	(236)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		100	(53)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(12)	8
Balance at end of period, assets	1,369	1,369	1,348
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,067	1,301
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		20	87
Sales, assets		(88)	(152)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		96	(52)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(10)	17
Balance at end of period, assets	1,085	1,085	1,201
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			300
Transfers in, assets			0
Transfers out, assets			(110)
Purchases, assets			49
Sales, assets			(84)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(9)
Balance at end of period, assets			147
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,324	4,530
Transfers in, assets		296	493
Transfers out, assets		(320)	(30)
Purchases, assets		19	32
Sales, assets		(190)	(187)
Issuances, assets		769	824
Settlements, assets		(726)	(1,403)
Gain (loss) on transfers in/out included in trading revenues, assets		8	0
Gain (loss) on all other activity included in trading revenues, assets		20	(103)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(37)	28
Balance at end of period, assets	4,163	4,163	4,184
Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,949	2,207
Transfers in, assets		81	57
Transfers out, assets		(184)	(25)
Purchases, assets		19	0
Sales, assets		(118)	(30)
Issuances, assets		76	366
Settlements, assets		(198)	(707)
Gain (loss) on transfers in/out included in trading revenues, assets		5	0
Gain (loss) on all other activity included in trading revenues, assets		1	(22)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(13)	13
Balance at end of period, assets	1,618	1,618	1,859
Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,391	1,480
Transfers in, assets		215	321
Transfers out, assets		0	(5)
Purchases, assets		0	31
Sales, assets		(71)	(36)
Issuances, assets		185	286
Settlements, assets		(503)	(634)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	0
Gain (loss) on all other activity included in trading revenues, assets		15	(25)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	8
Balance at end of period, assets	1,227	1,227	1,426
Governments and public institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		446
Transfers in, assets		0
Transfers out, assets		(58)
Purchases, assets		0
Sales, assets		(1)
Issuances, assets		248
Settlements, assets		(14)
Gain (loss) on transfers in/out included in trading revenues, assets		3
Gain (loss) on all other activity included in trading revenues, assets		(9)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(10)
Balance at end of period, assets	605	605
Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		515
Transfers in, assets		0
Transfers out, assets		(78)
Purchases, assets		0
Sales, assets		0
Issuances, assets		260
Settlements, assets		(11)
Gain (loss) on transfers in/out included in trading revenues, assets		1
Gain (loss) on all other activity included in trading revenues, assets		10
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(10)
Balance at end of period, assets	687	687
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		163	158
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		9	0
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(7)	(10)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	3
Balance at end of period, assets	162	162	151
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,543	1,511
Transfers in, assets		102	201
Transfers out, assets		(178)	(56)
Purchases, assets		938	681
Sales, assets		(808)	(716)
Issuances, assets		290	142
Settlements, assets		(178)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		24	(19)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(15)	(54)
Balance at end of period, assets	1,718	1,718	1,560
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,235	1,350
Transfers in, assets		96	174
Transfers out, assets		(125)	(49)
Purchases, assets		903	633
Sales, assets		(805)	(673)
Issuances, assets		290	142
Settlements, assets		(178)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		1	0
Gain (loss) on all other activity included in trading revenues, assets		45	(35)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(13)	(57)
Balance at end of period, assets	1,449	1,449	1,355
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,349	16,642
Transfers in, assets	450	1,151	1,437
Transfers out, assets	(1,111)	(2,200)	(906)
Purchases, assets		9,830	25,129
Sales, assets		(10,569)	(26,346)
Issuances, assets		1,615	1,752
Settlements, assets		(1,742)	(2,359)
Gain (loss) on transfers in/out included in trading revenues, assets		(67)	(37)
Gain (loss) on all other activity included in trading revenues, assets		865	(312)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(163)	12
Balance at end of period, assets	15,068	15,068	15,000
Bank | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		30	46
Transfers in, assets		0	0
Transfers out, assets		0	(15)
Purchases, assets		0	58
Sales, assets		(26)	(80)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	0
Balance at end of period, assets	4	4	9
Bank | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		8,980	8,796
Transfers in, assets		705	743
Transfers out, assets		(1,697)	(695)
Purchases, assets		8,831	24,222
Sales, assets		(9,435)	(25,127)
Issuances, assets		556	786
Settlements, assets		(838)	(826)
Gain (loss) on transfers in/out included in trading revenues, assets		(75)	(37)
Gain (loss) on all other activity included in trading revenues, assets		721	(137)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(96)	27
Balance at end of period, assets	7,652	7,652	7,748
Bank | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,242	2,334
Transfers in, assets		484	514
Transfers out, assets		(874)	(429)
Purchases, assets		1,597	1,656
Sales, assets		(1,777)	(1,568)
Issuances, assets		0	0
Settlements, assets		0	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		16	(10)
Gain (loss) on all other activity included in trading revenues, assets		50	(22)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(27)	0
Balance at end of period, assets	1,711	1,711	2,314
Bank | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,260	1,412
Transfers in, assets		384	305
Transfers out, assets		(568)	(279)
Purchases, assets		1,055	1,181
Sales, assets		(1,234)	(1,289)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		16	(9)
Gain (loss) on all other activity included in trading revenues, assets		6	(97)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(18)	13
Balance at end of period, assets	901	901	1,233
Bank | Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		232
Transfers in, assets		0
Transfers out, assets		(43)
Purchases, assets		68
Sales, assets		(56)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		3
Gain (loss) on all other activity included in trading revenues, assets		3
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(1)
Balance at end of period, assets	206	206
Bank | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		432	360
Transfers in, assets		52	161
Transfers out, assets		(216)	(124)
Purchases, assets		421	442
Sales, assets		(379)	(174)
Issuances, assets		0	0
Settlements, assets		0	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets		41	79
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	11
Balance at end of period, assets	345	345	597
Bank | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			18
Transfers in, assets			20
Transfers out, assets			(1)
Purchases, assets			3
Sales, assets			(13)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(5)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			0
Balance at end of period, assets			22
Bank | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			126
Transfers in, assets			14
Transfers out, assets			(13)
Purchases, assets			16
Sales, assets			(36)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			2
Balance at end of period, assets			108
Bank | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		132	163
Transfers in, assets		39	40
Transfers out, assets		(37)	(22)
Purchases, assets		57	39
Sales, assets		(38)	(81)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(3)
Gain (loss) on all other activity included in trading revenues, assets		4	45
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(2)	2
Balance at end of period, assets	155	155	182
Bank | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,298	3,289
Transfers in, assets		140	167
Transfers out, assets		(417)	(182)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		556	786
Settlements, assets		(818)	(651)
Gain (loss) on transfers in/out included in trading revenues, assets		(88)	(26)
Gain (loss) on all other activity included in trading revenues, assets		405	(267)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(42)	0
Balance at end of period, assets	3,034	3,034	3,116
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		507	801
Transfers in, assets		23	11
Transfers out, assets		(9)	(22)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		52	61
Settlements, assets		(42)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets		2	0
Gain (loss) on all other activity included in trading revenues, assets		(6)	(92)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(15)	(7)
Balance at end of period, assets	512	512	707
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,054	833
Transfers in, assets		48	108
Transfers out, assets		(333)	(115)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		199	242
Settlements, assets		(259)	(234)
Gain (loss) on transfers in/out included in trading revenues, assets		(84)	(17)
Gain (loss) on all other activity included in trading revenues, assets		133	(56)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(6)	(14)
Balance at end of period, assets	752	752	747
Bank | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		673	634
Transfers in, assets		58	45
Transfers out, assets		(65)	(44)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		150	310
Settlements, assets		(360)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(6)
Gain (loss) on all other activity included in trading revenues, assets		211	(77)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(7)	13
Balance at end of period, assets	653	653	745
Bank | Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		258
Transfers in, assets		11
Transfers out, assets		(10)
Purchases, assets		0
Sales, assets		0
Issuances, assets		8
Settlements, assets		(9)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(30)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(3)
Balance at end of period, assets	225	225
Bank | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		806
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		147
Settlements, assets		(148)
Gain (loss) on transfers in/out included in trading revenues, assets		1
Gain (loss) on all other activity included in trading revenues, assets		97
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(11)
Balance at end of period, assets	892	892
Bank | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,308	3,010
Transfers in, assets		42	22
Transfers out, assets		(369)	(62)
Purchases, assets		7,177	22,527
Sales, assets		(7,620)	(23,478)
Issuances, assets		0	0
Settlements, assets		(20)	(18)
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	2
Gain (loss) on all other activity included in trading revenues, assets		262	107
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(25)	25
Balance at end of period, assets	2,752	2,752	2,136
Bank | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,309	1,601
Transfers in, assets		48	0
Transfers out, assets		(5)	(109)
Purchases, assets		33	135
Sales, assets		(110)	(236)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		100	(53)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		6	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(12)	8
Balance at end of period, assets	1,369	1,369	1,348
Bank | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,067	1,301
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		20	87
Sales, assets		(88)	(152)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		96	(52)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(10)	17
Balance at end of period, assets	1,085	1,085	1,201
Bank | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			300
Transfers in, assets			0
Transfers out, assets			(109)
Purchases, assets			48
Sales, assets			(84)
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(9)
Balance at end of period, assets			147
Bank | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,324	4,530
Transfers in, assets		296	493
Transfers out, assets		(320)	(30)
Purchases, assets		19	32
Sales, assets		(190)	(187)
Issuances, assets		769	824
Settlements, assets		(726)	(1,403)
Gain (loss) on transfers in/out included in trading revenues, assets		8	0
Gain (loss) on all other activity included in trading revenues, assets		20	(103)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(37)	28
Balance at end of period, assets	4,163	4,163	4,184
Bank | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,949	2,207
Transfers in, assets		81	57
Transfers out, assets		(184)	(25)
Purchases, assets		19	0
Sales, assets		(118)	(30)
Issuances, assets		76	366
Settlements, assets		(198)	(707)
Gain (loss) on transfers in/out included in trading revenues, assets		5	0
Gain (loss) on all other activity included in trading revenues, assets		1	(22)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(13)	13
Balance at end of period, assets	1,618	1,618	1,859
Bank | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,391	1,480
Transfers in, assets		215	321
Transfers out, assets		0	(5)
Purchases, assets		0	31
Sales, assets		(71)	(36)
Issuances, assets		185	286
Settlements, assets		(503)	(634)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	0
Gain (loss) on all other activity included in trading revenues, assets		15	(25)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	8
Balance at end of period, assets	1,227	1,227	1,426
Bank | Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		515
Transfers in, assets		0
Transfers out, assets		(78)
Purchases, assets		0
Sales, assets		0
Issuances, assets		260
Settlements, assets		(11)
Gain (loss) on transfers in/out included in trading revenues, assets		1
Gain (loss) on all other activity included in trading revenues, assets		10
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(10)
Balance at end of period, assets	687	687
Bank | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		163	158
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		9	0
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(7)	(10)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	3
Balance at end of period, assets	162	162	151
Bank | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,543	1,511
Transfers in, assets		102	201
Transfers out, assets		(178)	(56)
Purchases, assets		938	681
Sales, assets		(808)	(716)
Issuances, assets		290	142
Settlements, assets		(178)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		24	(19)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(15)	(54)
Balance at end of period, assets	1,718	1,718	1,560
Bank | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,235	1,350
Transfers in, assets		96	174
Transfers out, assets		(125)	(49)
Purchases, assets		903	633
Sales, assets		(805)	(673)
Issuances, assets		290	142
Settlements, assets		(178)	(130)
Gain (loss) on transfers in/out included in trading revenues, assets		1	0
Gain (loss) on all other activity included in trading revenues, assets		45	(35)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(13)	(57)
Balance at end of period, assets	1,449	1,449	1,355
Bank | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,349	16,642
Transfers in, assets		1,151	1,437
Transfers out, assets		(2,200)	(905)
Purchases, assets		9,830	25,128
Sales, assets		(10,569)	(26,346)
Issuances, assets		1,615	1,752
Settlements, assets		(1,742)	(2,359)
Gain (loss) on transfers in/out included in trading revenues, assets		(67)	(37)
Gain (loss) on all other activity included in trading revenues, assets		865	(312)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(163)	12
Balance at end of period, assets	SFr 15,068	SFr 15,068	SFr 15,000